Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flow from operating activities:
Net loss	$ (6,640,301)	$ (4,877,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on equity method investment	1,606,294
Depreciation and amortization	105,569	53,831
Vested stock options and warrants	800,322	2,142,189
Equity instruments issued for management and consulting	295,000	280,133
Gain (loss) from sale of marketable securities		(1,837)
Changes in assets and liabilities:
Accounts receivable	(101,099)	(52,789)
Inventories	(13,110)	33,319
Prepaid expense and other assets	70,536	(48,188)
Accounts payable	268,637	(145,470)
Accrued expenses	(470,176)	(523,142)
Deferred revenue	8,643	2,187
Net cash used in operating activities	(4,069,685)	(3,137,309)
Cash flow from investing activities:
Proceeds from sale of marketable securities		284,665
Purchase of certificates of deposit		(2,594,728)
Redemption of certificates of deposit	244,971	1,470,000
Advance on notes receivable	(124,774)	(785,000)
Purchase of fixed assets	(169,983)	(43,251)
Purchase of intangibles	(46,398)	(7,701)
Net cash used in investing activities:	(96,184)	(1,676,015)
Cash flow from financing activities:
Proceeds from exercise of warrants into common stock	650,062
Issuance of common stock	2,959,509	3,814,938
Net cash provided by financing activities	3,609,571	3,814,938
Net increase (decrease) in cash and cash equivalents	(556,298)	(998,386)
Cash at beginning of period	766,189	1,764,090
Cash at end of period	209,891	765,704
Non-cash transactions:
Shares issued into escrow for TumorGenesis	877,500
Bridge loan receivable	1,815,000
Conversion of Preferred Stock to Common Stock	6,479
Equity method investment - Helomics	$ 1,542,250